Derivative Instruments (Details 8) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Current credit risk of derivative receivables [Abstract]
Fair value related to derivative receivables	$ 1,529,412	$ 1,565,518
Fair value related to derivative payables	1,485,109	1,519,183
Netting adjustment offsetting receivables	(1,376,969)	(1,419,840)
Netting adjustment offsetting payables	(1,376,969)	(1,419,840)
Netting adjustment cash collateral received	(71,962)	(65,468)
Netting adjustment cash collateral paid	(38,921)	(39,218)
Carrying value of derivative trading assets	80,481	80,210
Carrying value of derivative trading liabilities	$ 69,219	$ 60,125